Related party transactions (Tables)	12 Months Ended
Jun. 30, 2024
Related party transactions
Schedule of company's senior management
Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Arnaldo Jawerbaum	08/13/1966	Operating Manager	2022
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

Schedule of balances with related parties
Item	06.30.2024	06.30.2023
Trade and other receivables	28,257	29,012
Investments in financial assets	4,207	6,397
Borrowings	(779)	(1,144)
Trade and other payables	(17,102)	(32,576)
Total	14,583	1,689

Schedule of results with related parties
Related party	06.30.2024	06.30.2023	Description of transaction	Item
New Lipstick LLC	221	230	Reimbursement of expenses receivable	Trade and other receivable
Comparaencasa Ltd.	1,983	2,077	Other investments	Investments in financial assets
	249	-	Loans granted	Trade and other receivable
Banco Hipotecario S.A.	38	-	Leases and/or rights of use receivable	Trade and other receivable
	4,731	-	Dividends receivable	Trade and other receivable
La Rural S.A.	1,375	2,957	Canon	Trade and other receivable
	(2)	(509)	Others	Trade and other payables
	16	7	Others	Trade and other receivable
Other associates and joint ventures (1)	-	4	Reimbursement of expenses receivable	Trade and other receivable
	(522)	(321)	Loans obtained	Borrowings
	-	45	Leases and/or rights of use receivable	Trade and other receivable
	-	167	Irrevocable contributions pending subscription	Trade and other receivable
	29	100	Management Fee	Trade and other receivable
	-	(497)	Non-convertible notes	Borrowings
	(21)	(260)	Others	Trade and other payables
	11	67	Others	Trade and other receivable
	1	4	Share based payments	Trade and other payables
	11	-	Loans granted	Trade and other receivable
Total associates and joint ventures	8,120	4,071
Cresud	558	-	Reimbursement of expenses receivable	Trade and other receivable
	(2,121)	(2,912)	Corporate services payable	Trade and other payables
	424	1,586	Non-convertible notes	Investments in financial assets
	-	(937)	Others	Trade and other payables
	(3)	(12)	Share based payments	Trade and other payables
Total parent company	(1,142)	(2,275)
Futuros y Opciones S.A.	5	3	Others	Trade and other receivable
Helmir S.A.	(257)	(326)	Non-convertible notes	Borrowings
Total subsidiaries of parent company	(252)	(323)
Directors	(5,576)	(27,449)	Fees for services received	Trade and other payables
Galerias Pacifico	3,249	5,833	Loans granted	Trade and other receivable
	3	-	Others	Trade and other payables
Rundel Global LTD	1,800	2,734	Other investments	Investments in financial assets
Yad Levim LTD	17,672	17,607	Loans granted	Trade and other receivable
Sociedad Rural Argentina S.A.	-	1,889	Others	Trade and other receivable
	(9,214)	(351)	Others	Trade and other payables
Others	(47)	(33)	Leases and/or rights of use receivable	Trade and other payables
	31	10	Others	Trade and other receivable
	(119)	(117)	Others	Trade and other payables
	58	93	Reimbursement of expenses receivable	Trade and other receivable
Total directors and others	7,857	216
Total at the end of the year	14,583	1,689
Related party	06.30.2024	06.30.2023	06.30.2022	Description of transaction
BACS	-	-	464	Financial operations
Metropolitan (1)	-	-	249	Financial operations
BHN Vida S.A	(24)	(12)	208	Leases and/or rights of use
BHN Seguros Generales S.A.	(8)	(5)	186	Leases and/or rights of use
Lipstick Management LLC	-	-	160	Financial operations
Comparaencasa Ltd.	1,563	279	1,538	Financial operations
Condor	-	15	215	Financial operations
Other associates and joint ventures (2)	213	260	1,089	Financial operations
	54	(234)	(111)	Leases and/or rights of use
	276	342	249	Corporate services
Total associates and joint ventures	2,074	645	4,247
Cresud	80	386	490	Leases and/or rights of use
	(9,954)	(10,575)	(9,091)	Corporate services
	(155)	14,768	(201)	Financial operations
Total parent company	(10,029)	4,579	(8,802)
Helmir	(301)	(93)	7	Financial operations
Total subsidiaries of parent company	(301)	(93)	7
Directors	(13,397)	(33,695)	(10,538)	Fees and remunerations
Senior Management	(539)	(661)	(617)	Fees and remunerations
Rundel Globa LTD	3,241	490	-	Financial operations
Yad Leviim LTD	937	799	907	Financial operations
Sociedad Rural Argentina S.A.	3,904	250	15	Financial operations
Others	62	56	48	Corporate services
	(193)	(67)	82	Leases and/or rights of use
	(451)	(335)	122	Financial operations
	(354)	(557)	(505)	Donations
	(1,017)	(799)	(119)	Fees and remuneration
	(488)	(372)	(394)	Legal services
Total others	(8,295)	(34,891)	(10,999)
Total at the end of the year	(16,551)	(29,760)	(15,547)

Schedule of transactions with related parties
Related party	06.30.2024	06.30.2023	Description of the operation
Banco Hipotecario S.A.	(83)	-	Sale of shares
GCDI	(151)	-	Sale of shares
Quality Invest S.A.	(25,961)	-	Sale of shares
Total sale of shares	(26,195)	-
Quality Invest S.A.	-	(203)	Capital contributions
Total capital contributions	-	(203)
Cresud	(116,437)	(69,836)	Dividend distributed
Helmir	(6,405)	(3,522)	Dividend distributed
Total other transactions	(122,842)	(73,358)
Condor	-	382	Dividends received
Banco Hipotecario S.A.	14,239	-	Dividends received
La Rural S.A.	1,454	-	Dividends received
Nuevo Puerto Santa Fe	442	803	Dividends received
Total dividends received	16,135	1,185